Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments in Debt and Equity Instruments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses) [Text Block]
Note 3 – Investments

The following table summarizes the Company’s cash, cash equivalents, and investments as of December 31, 2014 and 2013

	As of December 31, 2014
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Cash and cash equivalents	$23,736	$–	$–	$23,736
Short-term deposit	6,000	–	–	6,000
Marketable securities	2,246	7	(3)	2,250
Total cash, cash equivalents and investments	$31,982	$7	$(3)	$31,986

	As of December 31, 2013
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Cash and cash equivalents	$137	$–	$–	$137
Total cash and cash equivalents	$137	$–	$–	$137